Lease financing	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Lease financing

6.       Lease financing:

Details of the Company’s lease financings are discussed in Note 7 of the Company’s consolidated financial statements for the year ended December 31, 2020, included in the 2020 Annual Report and the only new activity during the six-month period ended June 30, 2021, is the assumption of the lease obligations of the seven Eneti Acquisition Vessels upon their delivery to the Company. The first six Eneti Acquisition Vessels were delivered to the Company on March 16, 2021 and the seventh and last vessel on May 19, 2021 (Note 5).

On the delivery date of each Eneti Acquisition Vessel to the Company, a tripartite novation agreement between China Merchants Bank Leasing (“CMBL”), Eneti Inc. and the Company was executed, which resulted in an increase of the Company’s lease financing obligations by $96,101 during the six months ended June 30, 2021, taking into account an amount of $500 per vessel that was paid by the Company to the lessors as security for its obligations which amount will progressively be released until March 2025. Pursuant to the terms of each bareboat charter, the Company pays CMBL a fixed bareboat charter hire rate in quarterly installments plus interest and has options to purchase each vessel starting on May 2022, at a pre-determined, amortizing purchase price which is considered to be at significantly lower level compared to the expected fair value of each vessel at any date between May 2022 and the expiration of the bareboat charter term, on May 2026.

All of the Company’s lease financings bear interest at LIBOR plus a margin. The corresponding interest expense of the Company’s bareboat lease financing activities is included within “Interest and finance costs” in the unaudited interim condensed consolidated statements of operations (Note 7).

Some of the Company’s lease financings contain financial and other covenants similar to those included in its credit facilities described in Note 7, with which as further discussed in the same Note, as of June 30, 2021, the Company was in compliance.

The principal payments required to be made after June 30, 2021, for the Company’s outstanding bareboat lease obligations recognized on the balance sheet, as of that date, are as follows:

Twelve month periods ending	Amount
June 30, 2022	$54,723
June 30, 2023	54,723
June 30, 2024	49,950
June 30, 2025	49,723
June 30, 2026	124,318
June 30, 2027 and thereafter	171,017
Total bareboat lease minimum payments	$504,454
Unamortized lease issuance costs	(6,194)
Total bareboat lease minimum payments, net	$498,260
Lease financing short term	54,723
Lease financing long term, net of unamortized lease issuance costs	443,537